Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	BNY Mellon Opportunity Funds
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020
BNY Mellon Japan Womenomics Fund | Class Y
Prospectus:
Trading Symbol	DJWYX
BNY Mellon Japan Womenomics Fund | Class I
Prospectus:
Trading Symbol	DJWIX
BNY Mellon Japan Womenomics Fund | Class C
Prospectus:
Trading Symbol	DJWCX
BNY Mellon Japan Womenomics Fund | Class A
Prospectus:
Trading Symbol	DJWAX